Fair Value Measurements - Summary of Fair Value Measurements Inputs into Formula (Detail)	Sep. 30, 2022	Dec. 31, 2021	Sep. 14, 2021
Measurement Input Probability of an Acquisition Occurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		85	90
Measurement Input, Implied Unit price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.13	10.1	10
Measurement Input, Contractual forward price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10	10
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.2	0.27	1
Measurement Input Time to the Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.69	1
Measurement Input, Remaining term to expiration [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.21	0.69